Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Composition of Assets, Grouped By Major Classification	Composition of assets, grouped by major classification, is as follows:
	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Computers and electronic equipment	$1,917	$2,148
Office furniture and equipment	158	158
Vehicles	116	116
Leasehold improvements	27	27
	2,218	2,449
Less - accumulated depreciation and amortization	(2,062)	(2,233)

	$156	$216

Schedule of Property and Equipment by Geographical Location	Property and equipment, net - by geographical location:
	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Israel	$64	$88
Romania	47	58
Germany	45	70

Total	$156	$216